Filed pursuant to 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Loomis Sayles Bond Fund

AMG Managers Global Income Opportunity Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated May 1, 2018, as supplemented August 13, 2018, September 12, 2018, and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund, and AMG Managers Global Income Opportunity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds III (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell a Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

AMG Managers Cadence Mid Cap Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated October 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds III (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell Fund shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE